INTEREST IN JOINT VENTURES - PRINCIPAL JOINT VENTURES (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of joint ventures [line items]
Issued and paid up capital		¥ 121,071	¥ 121,071
Fujian Refining & Petrochemical Company Limited ("FREP") [member]
Disclosure of joint ventures [line items]
Issued and paid up capital		¥ 14,758
Percentage of equity held by Company's subsidiaries	50.00%	50.00%
BASF-YPC Company Limited ("BASF-YPC") [member]
Disclosure of joint ventures [line items]
Issued and paid up capital		¥ 12,547
Percentage of equity held by the Company	30.00%
Percentage of equity held by Company's subsidiaries	10.00%	10.00%
Taihu Limited ("Taihu") [member]
Disclosure of joint ventures [line items]
Issued and paid up capital | $	$ 25,000
Percentage of equity held by Company's subsidiaries	49.00%	49.00%
Yanbu Aramco Sinopec Refining Company Ltd. ("YASREF") [member]
Disclosure of joint ventures [line items]
Issued and paid up capital		¥ 1,560
Percentage of equity held by Company's subsidiaries	37.50%	37.50%
Sinopec SABIC Tianjin
Disclosure of joint ventures [line items]
Issued and paid up capital | $	$ 9,796
Percentage of equity held by Company's subsidiaries	50.00%	50.00%